Risk Management - Schedule of Distribution of Debt Securities and Private Placements Portfolio by Sector and Industry (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 236,101	$ 221,348
% of total	100.00%	100.00%
Government and agency [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 77,883	$ 73,858
% of total	33.00%	33.00%
Utilities [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 44,426	$ 41,929
% of total	19.00%	19.00%
Financial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 31,929	$ 31,340
% of total	13.00%	14.00%
Consumer [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 25,931	$ 24,190
% of total	11.00%	11.00%
Energy [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 20,196	$ 17,685
% of total	9.00%	8.00%
Industrial [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 19,024	$ 17,508
% of total	8.00%	8.00%
Other [Member]
Disclosure of Distribution of Debt Securities and Private Placement Portfolio by Sector and Industry [line items]
Carrying value	$ 16,712	$ 14,838
% of total	7.00%	7.00%